Investment in associates (Tables)	12 Months Ended
Dec. 31, 2024
Investment In Associates
Schedule of investment in associates

	12-31-2024	12-31-2023
	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	87,254,971	72,844,317
3C Lithium Pte. Ltd	21,041,895	—
Transportadora de Gas del Mercosur S.A.	974,827	1,979,413
	109,271,693	74,823,730

Schedule of share profit of associates

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	16,857,949	12,693,870	1,082,334
Transportadora de Gas del Mercosur S.A.	(728,292)	624,074	(325,986)
	16,129,657	13,317,944	756,348

Schedule of summarized investment in associate

	2024			2023
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Equity attributable to holders of the parent	207,286,641	186,038,545		189,348,818	166,635,257
% of participation in an investment in associate	42.31%	17.20%		42.31%	17.20%
Subtotal	87,702,978	31,998,630		80,113,485	28,661,264

Lower value of investment	(12,888,864)	(19,557,773)		(14,273,596)	(21,656,836)
Investment in associate	74,814,114	12,440,857	87,254,971	65,839,889	7,004,428	72,844,317

Schedule of summarized share of the profit of associate

	2024			2023			2022
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Total comprehensive income for the year	23,480,460	19,403,288		17,845,514	8,917,083		(3,635,775)	(6,291,801)
% of participation in an investment in associate	42.31%	17.20%		42.31%	17.20%		42.31%	17.20%
Subtotal	9,934,583	3,337,366		7,550,437	1,533,738		(1,538,296)	(1,082,190)

Lower value of investment	1,486,938	2,099,062		1,510,633	2,099,062		1,603,758	2,099,062
Share of the profit of associate	11,421,521	5,436,428	16,857,949	9,061,070	3,632,800	12,693,870	65,462	1,016,872	1,082,334

Schedule of summarized financial information

	2024	2023

Statement of financial position

Non-current assets	387,577,738	396,528,676
Current assets	214,869,148	135,671,418
Non-current liabilities	85,171,462	87,425,062
Current liabilities	134,524,507	96,856,644
Equity attributable to holders of the parent	207,286,641	189,348,818
Non-controlling interests	175,464,276	158,569,570

Schedule of revenues, equity holders of parent and non-controlling interests

	2024	2023	2022

Revenues	488,882,678	318,269,609	372,072,205

Net income for the year:

- Equity holders of the parent	23,480,460	17,845,514	(3,635,775)
- Non-controlling interests	17,472,268	11,598,834	—